Commitments And Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
25.	COMMITMENTS AND CONTINGENCIES
Operating lease commitments
The Group has leased office premises under operating lease agreements for the periods from 2022 to 202
5
. Future minimum lease payments for
non-cancellable
operating leases are as follows:

As of December 31, 2021
RMB
2022	18,746
2023	13,922
2024	7,167
2025	4,320
2026	—

44,155

Rental expenses amounted to RMB24,766, RMB28,997 and RMB20,419 for the years ended December 31, 2019, 2020 and 2021, respectively. Rental expenses are charged to the consolidated statements of operations and comprehensive loss when incurred.
The lease agreement for the Group’s headquarter office, with a total future minimum lease payment of RMB43,301 from January 2022 to June 2023, is not included in the above table as the lease payments are subsidized and paid by a local government authority subject to certain performance targets including tax paid and foreign investment obtained which the Group met for the past years and believes it will meet for the remaining lease period.
Contingencies
Pursuant to an announcement issued by the Cybersecurity Review Office (“CRO”) of the Cyberspace Administration of China on July 5, 2021, CRO has initiated a cybersecurity review of Group’s apps. In order to facilitate the review and prevent the expansion of potential risks, the Group’s mobile apps are required to suspend new user registration in the PRC during the review period, starting from July 5, 2021. The Group is currently not in a position to estimate whether any penalty would be resulted from this review or the possible loss or possible range of loss.
On July 7, 2021, the Group, together with certain of its current and former directors and officers and others, were named as defendants in a putative shareholder class action lawsuit filed in the Supreme Court of the State of New York. Since then, two additional class actions have been filed in the Eastern District of New York and the Supreme Court of the State of New York. The class actions are brought on behalf of a putative class of persons who purchased or acquired the Group’s securities pursuant or traceable to the Group’s US IPO. All the complaints allege violations of Sections 11 and 15 of the Securities Act of 1933 based on allegedly false and misleading statements or omissions in the Group’s Registration Statement issued in connection with the US IPO for the disclosure of CRO’s review. In November 2021, the consolidated amended complaint was filed in the Supreme Court of the State of New York, which the Group moved to dismiss in January 2022. The federal complaint also alleges violations of Section 12(a)(2) of the Securities Act. The Group is currently not in a position to estimate the possible loss or possible range of loss, if any, associated with the resolution of the lawsuits.
The Group is subject to a number of legal or administrative proceedings that generally arise in the ordinary course of its business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the financial statements.